NOVEMBER 1, 2024
SUPPLEMENT TO THE FOLLOWING FUNDS’ SUMMARY PROSPECTUSES, EACH AS DATED BELOW:
FUND	DATE OF SUMMARY PROSPECTUS
HARTFORD SCHRODERS CHINA A FUND	MARCH 1, 2024
HARTFORD SCHRODERS CORE FIXED INCOME FUND (formerly, Hartford Schroders Sustainable Core Bond Fund)	MARCH 1, 2024
HARTFORD SCHRODERS DIVERSIFIED EMERGING MARKETS FUND	MARCH 1, 2024
HARTFORD SCHRODERS DIVERSIFIED GROWTH FUND	MARCH 1, 2024, AS SUPPLEMENTED TO DATE
HARTFORD SCHRODERS EMERGING MARKETS EQUITY FUND	MARCH 1, 2024
HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND	MARCH 1, 2024, AS SUPPLEMENTED TO DATE
HARTFORD SCHRODERS INTERNATIONAL MULTI-CAP VALUE FUND	MARCH 1, 2024
HARTFORD SCHRODERS INTERNATIONAL STOCK FUND	MARCH 1, 2024
HARTFORD SCHRODERS SUSTAINABLE INTERNATIONAL CORE FUND	MARCH 1, 2024, AS SUPPLEMENTED TO DATE
HARTFORD SCHRODERS TAX-AWARE BOND FUND	MARCH 1, 2024
HARTFORD SCHRODERS US MIDCAP OPPORTUNITIES FUND	MARCH 1, 2024
HARTFORD SCHRODERS US SMALL CAP OPPORTUNITIES FUND	MARCH 1, 2024
This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.
The overnight mailing address for Hartford Funds reflected in each of the above referenced Summary Prospectuses is changing effective November 1, 2024. Accordingly, the last sentence in the section entitled “Purchase and Sale of Fund Shares” in each of the above referenced Summary Prospectuses is deleted in its entirety and replaced with the following effective November 1, 2024:
For overnight mail, please send the request to Hartford Funds, 801 Pennsylvania Ave, Suite 219060, Kansas City, MO 64105-1307.
This Supplement should be retained with your Summary Prospectus for future reference.
HV-7696
November 2024